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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris      1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-MUNI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.71%(a)

Alabama–2.58%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,770	$5,289,119
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,245	1,361,046
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,245	1,356,652
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,150	2,184,293
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	1,650	1,810,925
Huntsville (City of) Special Care Facilities Financing Authority (Redstonffe Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,724,947
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,700	2,967,138
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,174,972
				18,869,092

Alaska–0.48%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,160	3,486,080

Arizona–2.72%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,362,370
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	1,700	1,803,122
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	2,545	2,699,380
Series 2011 A, Ref. Sub. Highway RB (b)(d)(e)	5.25%	07/01/2021	2,500	2,875,625
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	539,425
Series 2010, RB	5.13%	05/15/2040	1,100	1,191,641
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (c)	5.25%	01/01/2032	1,035	1,038,012
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	640	572,877
Series 2009, Education RB	7.13%	01/01/2045	610	546,865
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	500	552,060
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,313,741
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	2,050	2,194,156
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,176,250
				19,865,524

California–13.39%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,250	2,410,559
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2020	4,000	3,668,520
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (c)	5.25%	09/01/2035	170	171,890
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,000	6,313,560
Series 2009 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2019	2,500	2,708,200
Series 2009 F-1, Toll Bridge RB (b)(d)(e)	5.13%	04/01/2019	4,000	4,344,600
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	800	543,312

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	$775	$817,765
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	975	1,028,654
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	975	1,028,498
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	575	606,464
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	975	1,028,206
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,000	1,093,150
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,119,010
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	1,510	1,523,847
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	3,430	3,448,899
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,375	1,483,199
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,600	1,714,224
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,535	3,752,261
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,406,860
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	866,705
Series 2016 A, RB (f)	5.00%	12/01/2046	1,355	1,346,653
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,259,607
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,205	1,323,379
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	695	763,277
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,341,164
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,074,249
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,254,803
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,724,625
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	410	415,777
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(g)	0.00%	01/15/2034	4,125	1,949,434
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,575	4,493,519
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,525	5,012,059
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,205,222
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,090,290
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (b)	5.00%	07/01/2043	3,500	3,885,560
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,079,840
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,306,608
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	100	103,303
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,125	1,287,968
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,493,959
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2021	4,110	4,695,059
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	775	863,606
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,550	1,723,755
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	3,360	3,764,107
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	757,603
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,666,225

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	$540	$577,930
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,250	1,342,388
				97,880,352

Colorado–4.57%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2041	3,850	4,196,038
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	4,875	5,142,979
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,793,934
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	286,961
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	333,526
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,224,718
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,585,850
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,058,088
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,340,983
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	830	864,121
Platte River Power Authority; Series 2009 HH, RB (d)(e)	5.00%	06/01/2019	1,000	1,088,790
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2037	5,845	6,476,318
Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	5,465	6,024,889
				33,417,195

Connecticut–0.57%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (c)(h)	6.60%	07/01/2024	2,840	2,848,719
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	1,200	1,317,240
				4,165,959

District of Columbia–4.65%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,445	3,870,354
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	6,890	7,726,033
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	1,869,277
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,400	2,723,616
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	700	796,803
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	4,000	4,155,280
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	775	828,824
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,575	1,684,384
Series 2013 A, Public Utility Sub. Lien RB (b)	5.00%	10/01/2044	3,000	3,295,740
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,040,584
				33,990,895

Florida–6.69%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	350	354,921
Series 2007, IDR	5.88%	11/15/2036	1,000	1,006,420
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	$2,270	$2,522,878
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,754,486
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,190	2,318,093
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,200	2,246,728
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,300	1,462,227
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,300	1,301,586
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,591,310
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	195	202,806
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,650	1,849,386
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	975	1,028,391
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	2,175	2,299,367
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (c)(h)	4.50%	09/01/2034	295	295,271
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	3,100	3,403,552
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,001,469
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,361,688
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	640	711,795
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,097,740
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,263,206
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	1,950	2,154,009
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,275	1,384,255
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (h)	5.00%	10/01/2039	770	834,672
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	110	108,976
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	85	84,508
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,100	1,152,074
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (b)(d)(e)	5.50%	10/01/2019	2,600	2,889,328
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,565	2,847,894
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(d)	5.35%	05/01/2018	3,250	3,422,542
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	300	290,427
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	400	409,032
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	500	513,975
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	773	540,938
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,074,520
				48,925,373

Georgia–2.45%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	205	224,938
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	375	411,473
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	205	224,262

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	$1,200	$1,354,884
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,300	1,467,791
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,354,884
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	8,290	9,126,295
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	1,000	1,106,050
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	1,260	1,357,385
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,250,418
				17,878,380

Guam–0.86%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (d)(e)	5.38%	12/01/2019	350	390,184
Series 2009 A, Limited Obligation RB (d)(e)	5.63%	12/01/2019	1,850	2,075,940
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	891,947
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,479,562
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	814,156
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	657,381
				6,309,170

Hawaii–1.15%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,085,360
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,794,875
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,217,013
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	2,205	2,330,972
				8,428,220

Idaho–0.51%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	750	816,045
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,082,280
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	620	628,023
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,060	1,185,769
				3,712,117

Illinois–18.20%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,001,208
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,830	1,757,422
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	725	768,652
Series 2013, Industrial Project RB	5.50%	11/01/2042	825	854,246
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	630	443,151
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,650	2,948,920
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,250	1,317,750
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(d)(e)	5.00%	01/01/2018	4,000	4,163,920
Series 2012 B, Ref. Passenger Facility Charge RB (h)	5.00%	01/01/2030	4,500	4,807,530
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,738,340
Series 2015 C, RB (h)	5.00%	01/01/2046	850	893,206
Series 2015 D, RB	5.00%	01/01/2046	595	646,015
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2038	1,685	1,802,832

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	$1,755	$1,912,108
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	3,795	4,059,625
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	3,970,230
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	680	668,603
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	425	414,137
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	330,963
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,100	3,202,548
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	639,006
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	429,496
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	1,938,890
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,491,705
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,290	1,339,768
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2032	1,175	1,258,073
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	924,131
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,366,584
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(i)	5.50%	03/01/2017	982	195,909
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	598	495,414
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,080,320
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,480,994
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,125	1,212,671
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,066,590
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	2,200	2,388,738
Series 2009 A, RB (b)	5.75%	08/15/2030	1,400	1,543,150
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	3,500	3,659,355
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,510,137
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	230	28,615
Series 2016 B, RB	5.63%	05/15/2020	1,295	1,271,842
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	755	858,390
Series 2009, RB	6.25%	11/15/2035	495	544,782
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	976,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,905	2,123,275
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,700,629
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,500	3,606,435
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,675	1,901,728
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)(d)(e)	5.50%	02/15/2021	2,370	2,724,576
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,630	3,965,013
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	2,265	2,348,850
Series 2012 B, RB	5.00%	12/15/2028	1,710	1,795,414
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,361,700
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	2,750	1,494,157
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,205	1,304,654
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	1,100	1,180,597
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,875	4,224,293
Series 2015 A, RB (b)	5.00%	01/01/2040	11,210	12,068,126

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	$1,225	$1,227,671
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,450	2,622,774
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,556,875
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,198,082
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,264,788
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	3,075	3,349,567
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,270,592
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/2035	958	479,000
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	480	495,024
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	01/01/2019	425	410,593
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	01/01/2019	990	931,808
				133,008,207

Indiana–3.94%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,598,725
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,440	1,610,467
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,495	1,516,184
Series 2014, RB (h)	5.25%	09/01/2034	870	901,981
Series 2014, RB (h)	5.25%	09/01/2040	2,520	2,595,449
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,850	3,947,482
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	512,660
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	575	586,316
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	618,784
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,633,795
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,392,412
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,680	1,825,169
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	2,000	2,196,860
Series 2013 F, RB (b)	5.00%	02/01/2030	3,240	3,558,330
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,776,660
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	517,810
				28,789,084

Iowa–0.75%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,265	1,263,077
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,090	1,086,076
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,120	1,039,394
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,665	882,750
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,207,332
				5,478,629

Kansas–0.92%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	3,500	3,857,105
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,770,946

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	$1,000	$1,085,470
				6,713,521

Kentucky–2.29%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	1,500	1,567,920
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,386,170
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,463,082
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	1,500	1,637,085
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,225	1,343,972
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,100	3,408,388
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,425	1,541,736
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,610	1,741,891
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	185	198,997
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	205	220,328
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,074,650
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,132,950
				16,717,169

Louisiana–1.87%

Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,035	1,092,388
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,000	2,165,080
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,536,325) (f)	5.75%	10/30/2018	1,536	1,558,971
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	817,250
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	537,140
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,450,122
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	920,329
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,764,639
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,476,984
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	920,183
				13,703,086

Maryland–1.66%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,400	1,438,052
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,703,888
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (j)(k)	0.54%	07/01/2041	5,100	5,100,000
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	1,690	1,886,124
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,164,812
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	827,233
				12,120,109

Massachusetts–7.29%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	350	377,003
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (d)(e)	5.00%	05/01/2019	1,000	1,086,170

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (d)(e)(g)	0.00%	07/01/2017	$715	$593,829
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,379,107
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (c)(g)	0.00%	01/01/2022	1,550	1,377,376
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB (d)(e)	5.00%	10/01/2017	2,000	2,068,640
Series 2007, RB	5.00%	10/01/2032	150	154,317
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	491,320
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	555,070
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (c)	5.13%	11/15/2035	500	541,810
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (d)(e)	5.38%	08/01/2018	500	534,835
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	757,624
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/2040	250	260,650
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,205
Series 2005, RB	5.50%	01/01/2035	450	450,198
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)(d)(e)	5.00%	10/01/2017	8,000	8,278,000
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (c)	5.25%	07/01/2033	300	330,336
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	531,130
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	2,500	3,204,825
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	522,670
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	543,865
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	831,157
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2007, RB (d)(e)	5.00%	07/01/2017	140	143,430
Series 2007, RB (d)(e)	5.00%	07/01/2017	175	179,214
Series 2007, RB	5.00%	07/01/2047	285	290,560
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (d)(e)	8.00%	10/15/2019	250	295,605
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB (d)(e)	5.63%	10/15/2019	500	557,470
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	520,975
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	500	569,105
Series 2011 I, RB	7.25%	01/01/2032	825	963,014
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	546,225
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (h)	5.63%	07/01/2028	225	242,568
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	268,273
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,776,576
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (b)(d)(e)	4.50%	08/15/2017	4,670	4,788,805
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (c)	5.25%	08/01/2031	500	615,920
Series 2011 B, General RB (d)(e)	5.00%	08/01/2021	200	228,278
Series 2011 C, Ref. General RB (b)	5.00%	08/01/2030	3,500	3,899,070
Series 2011 C, Ref. General RB (b)	5.00%	08/01/2031	2,000	2,228,040
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (c)	5.50%	08/01/2030	1,500	1,889,010
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (c)	5.50%	01/01/2023	1,000	1,173,920

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (c)	5.25%	06/01/2019	$1,975	$1,982,169
				53,278,364

Michigan–2.27%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,865	3,133,422
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,319,513
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2032	2,500	2,749,625
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	625	675,719
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	688,944
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	845	898,125
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,450,220
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.57%	03/01/2031	2,500	2,500,000
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,145,560
				16,561,128

Minnesota–0.46%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	1,850	2,034,464
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,200	1,325,436
				3,359,900

Missouri–1.07%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	834,315
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,671,393
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	160	161,632
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,049,340
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,249,190
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	595	583,594
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,500	1,580,715
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	675	711,322
				7,841,501

Nebraska–1.69%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,778,810
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,704,276
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,048,790
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/2036	3,690	4,041,731
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	740	805,179
				12,378,786

Nevada–1.17%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	2,860	3,025,194
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	2,220	2,348,227

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	$3,100	$3,167,890
				8,541,311

New Jersey–16.20%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	750	771,023
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	02/01/2021	1,000	1,068,850
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM) (c)(g)	0.00%	08/01/2019	1,845	1,741,920
Series 1998, CAB COP (INS-AGM) (c)(g)	0.00%	02/01/2025	1,845	1,404,082
Series 1998, CAB COP (INS-AGM) (c)(g)	0.00%	02/01/2028	2,850	1,880,287
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,041,710
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (c)	5.50%	10/01/2028	1,000	1,231,470
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (c)	5.00%	04/01/2021	775	828,661
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (c)(g)	0.00%	11/01/2025	2,000	1,468,280
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (c)	5.75%	11/01/2028	1,000	1,200,070
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,093,330
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (h)	5.60%	11/01/2034	1,000	1,085,890
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,018,370
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,360	1,427,456
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,095,830
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/2027	525	529,778
Series 2007, RB	5.13%	06/15/2037	700	704,354
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,856,249
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.13%	01/01/2034	1,250	1,370,712
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,095,700
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (c)	5.90%	03/15/2021	26,835	28,677,223
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	7,000	8,413,510
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (c)	5.50%	09/01/2026	1,500	1,636,215
Series 2009, School Facilities Construction RB (d)(e)	5.50%	12/15/2018	645	701,102
Series 2009, School Facilities Construction RB (INS-AGC) (c)	5.50%	12/15/2034	355	376,616
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,042,550
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	542,345
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	541,075
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (d)(e)	6.00%	07/01/2021	750	886,238
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (d)(e)	5.63%	07/01/2021	1,000	1,166,670
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (c)	5.13%	01/01/2027	1,000	1,031,970
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	537,365
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (c)	5.00%	07/01/2038	1,880	1,953,207
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (d)(e)	5.00%	01/01/2020	550	606,430

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (e)	5.25%	07/01/2023	$1,000	$1,187,060
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (d)(e)	6.63%	07/01/2018	1,000	1,083,810
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	2,715	2,935,485
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,611,720
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/2025	3,295	3,451,974
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/2026	2,070	2,164,185
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,054,560
Series 2009 A, Transportation System CAB RB (g)	0.00%	12/15/2039	6,000	1,724,520
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/2030	1,600	795,984
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/2031	3,000	1,370,880
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,075,738
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	3,375	3,473,854
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS-AGM) (c)	5.25%	01/01/2027	705	852,394
Series 2009 E, RB	5.25%	01/01/2040	1,000	1,058,890
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,080,747
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/2042	500	549,715
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (d)(e)	6.75%	12/01/2019	600	692,658
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	540,945
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (c)(g)	0.00%	09/01/2032	5,000	2,761,250
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (c)	5.25%	08/15/2032	1,300	1,329,211
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,531,789
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	890,215
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,015	3,720,700
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,437,551
				118,402,373

New Mexico–0.67%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	1,000	1,089,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,319,828
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	1,350	1,463,252
				4,872,080

New York–14.67%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,370	1,562,814
Series 2009, RB (d)(e)	6.38%	01/15/2020	570	652,382
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	2,840,079
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,000	1,110,570
Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,500	1,665,855
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,814,825
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,036,073
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,345,872
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	710	802,939
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,324,434

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (c)	5.38%	03/01/2028	$2,000	$2,379,540
One Hundred Fifty-Second Series 2008, Consolidated RB (b)(h)	5.00%	11/01/2028	3,700	3,878,858
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)(d)(e)	5.00%	06/15/2018	2,500	2,648,175
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	6,915	7,649,650
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,599,776
Subseries 2011 A-1, VRD Water & Sewer System RB (j)	0.57%	06/15/2044	2,900	2,900,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/2039	3,400	3,621,068
Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	5,010	5,648,474
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/2033	4,845	5,425,334
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,595,350
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	4,775	4,971,730
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	2,220	2,461,825
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	1,943,690
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (d)(e)	5.00%	10/01/2019	2,820	3,102,902
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (c)	5.00%	10/01/2023	180	194,954
Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2040	5,510	6,086,071
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	1,800	1,938,996
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	2,000	2,153,500
New York (State of) Thruway Authority; Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,725	1,915,457
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	1,905	2,180,311
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.57%	05/01/2030	2,250	2,250,000
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (h)	5.35%	11/01/2037	1,600	1,613,920
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,315	5,401,741
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,045,911
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $848,563) (f)(i)	6.13%	02/15/2019	1,000	10
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,705	1,789,994
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	5,020	5,174,566
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (j)(k)	0.57%	11/01/2032	500	500,000
				107,227,646

North Carolina–2.73%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,070,319
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,120	3,259,776
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	4,300	4,622,629
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	800	831,928
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2036	2,870	3,154,187
				19,938,839

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	$1,000	$1,042,920

Ohio–19.10%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,382
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,412,253
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,285,343
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,692,769
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	577,982
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,098,570
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2008, RB (INS-AGC) (c)	5.25%	02/15/2019	185	193,112
Series 2008, Ref. RB (d)(e)	5.25%	02/15/2018	2,815	2,956,735
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,154,915
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/2031	1,000	1,057,090
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	255	212,290
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	6,509,812
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	420,889
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	1,185	1,269,455
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/2038	700	704,228
Cincinnati (City of); Series 2011 A, Ref. Water System RB (b)	5.00%	12/01/2036	5,000	5,567,800
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,100	1,148,697
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.50%	10/01/2019	2,825	3,126,738
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,086,990
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,086,990
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	799,500
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	555,725
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (c)	6.20%	12/01/2017	120	122,874
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,071,180
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	930	1,006,679
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	811,838
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2041	1,500	1,616,445
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB (d)(e)	5.00%	01/01/2017	1,250	1,254,362
Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,519,368
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (c)	5.00%	06/01/2030	1,000	1,087,170
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (c)(g)	0.00%	12/01/2023	2,000	1,619,460
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,099,580
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,465,048
Kent State University;
Series 2009 B, General Receipts RB (d)(e)	5.00%	05/01/2019	920	997,676
Series 2009 B, General Receipts RB (INS-AGC) (c)	5.00%	05/01/2028	80	85,778
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/2031	8,000	8,227,920

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (c)	5.00%	04/01/2024	$1,475	$1,538,425
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/2024	5,840	6,093,456
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB (d)(e)	7.00%	11/01/2020	1,000	1,200,110
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,145,640
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,152,170
Medina City School District (School Facilities); Series 2008, COP (d)(e)	5.25%	06/01/2018	1,000	1,061,630
Miami University; Series 2011, Ref. General Receipts RB (b)	5.00%	09/01/2031	5,050	5,593,936
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	9,125	9,619,940
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (c)	6.25%	04/01/2020	2,270	2,421,477
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,071,160
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,368,019
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (b)	5.13%	01/01/2028	4,000	4,258,320
Series 2009 B, Hospital RB (b)	5.50%	01/01/2034	1,000	1,070,080
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	805	855,151
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,626,405
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	15,500	15,509,145
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,221,920
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (d)	4.38%	06/01/2022	1,495	1,379,780
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/2046	10,000	10,038,100
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,585	1,709,835
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	600	644,820
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	830,565
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (h)	5.85%	09/20/2028	730	762,449
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (h)	5.25%	09/01/2030	75	75,076
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (c)(g)	0.00%	02/15/2030	1,000	622,990
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,086,370
Ohio State University;
Series 2010 D, RB (e)	5.00%	12/01/2030	45	56,166
Series 2010 D, RB	5.00%	12/01/2030	955	1,148,989
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB (d)(e)	5.00%	01/01/2021	315	354,797
Series 2011, Lease RB	5.00%	01/01/2030	185	201,204
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/2028	1,000	1,098,130
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	823,065
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	712,537
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,088,790
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,093,740
				139,640,030

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–1.91%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	$1,000	$1,082,150
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,892,135
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,063,742
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.55%	05/01/2032	1,300	1,300,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	245	265,178
Series 2009 A, Sub. RB (INS-AGC) (c)	5.00%	06/01/2039	1,580	1,679,951
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	580	671,135
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,060	1,217,686
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	610	687,214
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	215	250,856
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	200	231,670
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	985	1,122,358
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	2,000	1,522,020
				13,986,095

South Carolina–1.37%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,052,120
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,762,192
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	517	505,723
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	199	18,943
South Carolina (State of) Ports Authority;
Series 2015, RB (h)	5.25%	07/01/2050	1,865	1,981,376
Series 2015, RB (h)	5.25%	07/01/2055	1,350	1,433,147
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	3,000	3,261,600
				10,015,101

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,724,457
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,548,202
				3,272,659

Tennessee–0.38%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	2,650	2,785,177

Texas–16.53%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,896,287
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,225	1,292,228
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	1,440	1,551,528
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,625,606
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,825	1,997,901
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	5,250	5,516,280
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	825	923,447
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,000	1,081,310

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Houston (City of);
Series 2007, Ref. First Lien Combined Utility System RB (d)(e)	5.00%	11/15/2017	$2,750	$2,856,590
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2031	1,865	2,084,380
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	900	1,005,867
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2036	995	1,107,127
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	3,320	3,343,771
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,330	1,357,504
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,496,110
Lower Colorado River Authority;
Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,574,664
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB (d)(e)	5.50%	02/15/2017	1,100	1,110,703
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,602,787
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,775	1,909,048
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	922,178
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	124,504
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	920,465
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,151,896
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	130,536
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	162,054
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	2,850	2,990,420
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	2,895	3,294,800
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	9,860	10,857,043
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,079,447
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,015	977,222
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,690	1,585,727
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,014,830
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	555,544
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	2,415	2,515,247
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,085	3,147,410
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	453,204
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	3,300	3,567,102
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,611,672
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,475	1,525,525
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,530	1,898,432
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	5,230	5,501,908
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	4,130	4,483,446
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,901,671
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	2,500	2,715,350
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	6,809,730

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	$1,500	$1,593,840
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,555,063
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,567,485
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,669,036
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,040,660
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,764,334
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,475	1,680,556
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	1,975	1,984,223
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (j)	0.50%	08/01/2025	700	700,000
				120,791,467

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	810,224

Virgin Islands–0.96%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	730,894
Series 2009 A, Sub. RB	6.75%	10/01/2019	640	648,589
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 A, Sub. RB	6.00%	10/01/2039	2,000	2,001,460
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,775	1,728,176
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,000	1,887,520
				6,996,639

Virginia–1.10%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,950	3,160,748
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	795	894,168
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,530	3,676,848
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	320,350
				8,052,114

Washington–2.42%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (c)(g)	0.00%	02/01/2024	5,000	4,081,350
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	1,525	1,704,858
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,350	1,327,077
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2033	1,500	1,665,750
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	2,325	2,446,179
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,025	1,217,772
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,343,600
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,545	1,625,278
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,181,708
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,105,870
				17,699,442

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–1.06%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	$3,500	$3,427,060
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	835	868,592
Series 2008, RB	6.25%	10/01/2023	1,100	1,141,745
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,060	1,165,735
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,020	1,121,745
				7,724,877

Wisconsin–1.53%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	450	463,968
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	410	422,025
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,305	1,454,018
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(h)	5.30%	09/01/2023	450	456,948
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	5,925	6,407,710
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.75%	04/01/2035	875	897,514
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,010	1,102,889
				11,205,072

Wyoming–0.18%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,310,280
TOTAL INVESTMENTS(m)–165.71% (Cost $1,152,667,550)				1,211,192,187
FLOATING RATE NOTE OBLIGATIONS–(32.11)% Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(n)				(234,655,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.95)%				(262,791,881)
OTHER ASSETS LESS LIABILITIES–2.35%				17,149,928
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$730,895,234

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $25,530,516, which represented 3.49% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2016 was $674,922, which represented less than 1% of the Trust’s Net Assets.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $381,235,302 are held by TOB Trusts and serve as collateral for the $234,655,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $126,116,309 and $131,048,987, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$68,161,403
Aggregate unrealized (depreciation) of investment securities	(10,938,515)
Net unrealized appreciation of investment securities	$57,222,888
Cost of investments for tax purposes is $1,153,969,299.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.